UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Treasury Money Fund - Investment

Treasury Money Fund - Investment (the Fund) invests all of its assets in the Scudder Treasury Money Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio's net assets. At March 31, 2005, the Fund owned approximately 19.0% of the Portfolio's outstanding interests. The Portfolio's Schedule of Investments is set forth below.

Scudder Treasury Money Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------

                                                                          Principal
                                                                          Amount ($)                  Value ($)
                                                                        ---------------------------------------

US Government Backed 40.4%
US Treasury Bills:
2.025%*, 4/7/2005                                                        30,000,000                 29,990,113
2.36%*, 4/21/2005                                                        30,000,000                 29,962,333
2.432%*, 6/2/2005                                                           500,000                    497,959
2.531%*, 6/23/2005                                                       29,000,000                 28,835,187
2.629%*, 4/14/2005                                                       50,000,000                 49,953,236
2.77%*, 8/4/2005                                                         14,000,000                 13,868,993
2.756%*, 4/15/2005                                                      100,000,000                 99,894,417
3.015%*, 9/8/2005                                                        22,000,000                 21,713,511
                                                                                                 -------------
Total US Government Backed (Cost $274,715,749)                                                     274,715,749

Repurchase Agreements 81.4%
Bank of America, 2.71%, dated 3/24/2005, to be repurchased
at $60,081,300 on 4/11/2005 (a)                                          60,000,000                 60,000,000
BNP Paribas, 2.58%, dated 3/31/2005, to be repurchased
at $35,002,508 on 4/1/2005 (b)                                           35,000,000                 35,000,000
Citigroup Global Markets, Inc., 2.40%,
dated 3/31/2005, to be repurchased at $35,002,333 on 4/1/2005 (c)        35,000,000                 35,000,000
Countrywide Securities Corp., 2.50%, dated 3/31/2005,
to be repurchased at $35,002,431 on 4/1/2005 (d)                         35,000,000                 35,000,000
Credit Suisse First Boston Corp., 2.65%, dated 3/31/2005,
to be repurchased at $5,499,397 on 4/1/2005 (e)                           5,498,992                  5,498,992
Credit Suisse First Boston Corp., 2.72%, dated 3/23/2005,
to be repurchased at $50,154,889 on 5/3/2005 (f)                         50,000,000                 50,000,000
Goldman Sachs Co., Inc., 2.63%, dated 3/31/2005,
to be repurchased at $35,002,557 on 4/1/2005 (g)                         35,000,000                 35,000,000
Morgan Stanley, 2.58%, dated 3/31/2005, to be
repurchased at $35,002,508 on 4/1/2005 (h)                               35,000,000                 35,000,000
State Street Bank and Trust Co., 2.45%, dated 3/31/2005,
to be repurchased at $18,001,225 on 4/1/2005 (i)                         18,000,000                 18,000,000
UBS Securities LLC,  2.66%, dated 3/31/2005, to be
repurchased at $100,007,389 on 4/1/2005 (j)                             100,000,000                100,000,000
UBS Securities LLC, 2.76%, dated 3/23/2005,
to be repurchased at $50,157,167 on 5/3/2005 (k)                         50,000,000                 50,000,000
WestLB AG,  2.72%, dated 3/24/2005, to be repurchased
at $60,081,600 on 4/11/2005 (l)                                          60,000,000                 60,000,000
WestLB AG, 2.85%, dated 3/31/2005, to be
repurchased at $35,002,771 on 4/1/2005 (m)                               35,000,000                 35,000,000
                                                                                                 -------------
Total Repurchase Agreements (Cost $553,498,992)                                                    553,498,992


                                                                            % of
                                                                           Net Assets              Value ($)
                                                                           ----------              ---------

Total Investment Portfolio  (Cost $828,214,741)                               121.8                828,214,741
Other Assets and Liabilities, Net                                             -21.8               -148,494,779
                                                                                                 -------------
Net Assets                                                                    100.0                679,719,962
                                                                                                 =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $57,377,000, US Treasury Note, 5.625%, maturing on 5/15/2008 with a value of $61,200,752.

(b) Collateralized by $36,037,000, US Treasury Bill, 2.88%, maturing on 7/28/2005 with a value of $35,700,414.

(c) Collateralized by:

   Principal                                                                            Maturity    Collateral
   Amount ($)       Security                                             Rate (%)           Date      Value ($)
---------------------------------------------------------------------------------------------------------------
                                                                                                   11/15/2008-
      19,437,147    US Treasury STRIPs, Interest Only                        -         2/15/2026    10,467,304
         800,000    International Finance Corp.                            5.25         5/2/2006       825,719
                    International Bank of Reconstruction                                            8/21/2006-
      10,985,000    & Development                                       4.125-6.625    2/15/2035    10,857,018
                                                                                                    3/17/2008-
       4,915,000    Inter-American Development Bank                     3.375-8.50     6/15/2025     5,368,877
                                                                                                     2/5/2007-
       8,271,000    Asian Development Bank                               4.5-6.75      6/16/2028     8,765,322
---------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                              36,284,240

(d) Collateralized by:
   Principal                                                                            Maturity    Collateral
   Amount ($)       Security                                             Rate (%)           Date      Value ($)
---------------------------------------------------------------------------------------------------------------
                                                                                                    5/19/2005-
       5,673,000    US Treasury Bills                                    2.69-2.74     6/16/2005     5,643,983
                                                                                                    8/15/2005-
      21,025,000    US Treasury Note                                     2.75-6.50     8/15/2011    21,199,116
                                                                                                    5/15/2021-
       7,013,000    US Treasury Bond                                    6.125-8.125    8/15/2029     8,857,129
---------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                              35,700,228

(e) Collateralized by $10,530,000, US Treasury STRIPs, Principal Only, maturing on 2/15/2018 with a value of $5,611,437.

(f) Collateralized by $96,393,000, US Treasury STRIPs, Principal Only, with various maturities 2/15/2018-11/15/2018 with a value of $51,002,088.

(g) Collateralized by $28,123,000, US Treasury Note, 3.375%, maturing on 1/15/2007 with a value of $35,700,281.

(h) Collateralized by $25,865,000, US Treasury Bond, 8.00%, maturing on 11/15/2021 with a value of $35,701,078.

(i) Collateralized by $18,385,000, US Treasury Note, 3.75%, maturing on 3/31/2007 with a value of $18,362,019.

(j) Collateralized by $92,305,000, US Treasury Note, 6.50%, maturing on 2/15/2010 with a value of $102,005,390.

(k) Collateralized by $51,768,670, Government National Mortgage Association, 5.0%-6.0%, with various maturities 1/20/2031-3/15/2035 with a value of $51,002,797.

(l) Collateralized by $60,926,331, Government National Mortgage Association, 4.5%-5.0%, with various maturities 5/15/2018-1/15/2020 with a value of $61,200,000.

(m) Collateralized by $35,160,621, Government National Mortgage Association, 5.0%-6.0%, with various maturities 5/15/2018-12/15/2033 with a value of $35,700,000.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Treasury Money Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Treasury Money Fund

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005